SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses, Government Grants, Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 313,062,356	¥ 183,032,140	¥ 177,824,898
Employee social benefits included as expenses	¥ 51,032,540	¥ 43,792,304	¥ 42,376,447